UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Massachusetts
AMT Tax-Free
Money Market Fund

October 31, 2014

1.809100.111

SMA-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 63.0%
	Principal Amount	Value
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.2% 11/7/14, VRDN (a)	$ 2,300,000	$ 2,300,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.2% 11/7/14, VRDN (a)	1,100,000	1,100,000
Massachusetts - 61.4%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series Clipper 07 18, 0.08% 11/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	52,100,000	52,100,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.06% 11/7/14, LOC Citibank NA, VRDN (a)	17,150,000	17,150,000
Series 2010 A3, 0.05% 11/7/14, LOC Bank of America NA, VRDN (a)	11,500,000	11,500,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 0.05% 11/7/14, LOC Freddie Mac, VRDN (a)	3,555,000	3,555,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.03% 11/7/14, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	27,665,000	27,665,000
(Boston Univ. Proj.):
Series U-5B, 0.04% 11/7/14, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	2,800,000	2,800,000
Series U3, 0.03% 11/7/14, LOC Northern Trust Co., VRDN (a)	5,400,000	5,400,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.05% 11/7/14, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,700,000	3,700,000
(College of the Holy Cross Proj.) Series 2008 A, 0.07% 11/3/14, LOC JPMorgan Chase Bank, VRDN (a)	2,450,000	2,450,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.06% 11/7/14, LOC TD Banknorth, NA, VRDN (a)	4,700,000	4,700,000
(New England Deaconess Assoc. Proj.) Series 2011 B, 0.07% 11/7/14, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,430,000	5,430,000
(Olin College Proj.):
Series 2008 C2, 0.24% 11/3/14, LOC RBS Citizens NA, VRDN (a)	3,700,000	3,700,000
Series 2008 C3, 0.24% 11/3/14, LOC RBS Citizens NA, VRDN (a)	1,935,000	1,935,000
(Partners HealthCare Sys. Proj.):
Series 2011 K2, 0.04% 11/7/14 (Liquidity Facility Barclays Bank PLC), VRDN (a)	4,000,000	4,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Partners HealthCare Sys. Proj.): - continued
Series 2014 M1, 0.05% 11/3/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	$ 4,400,000	$ 4,400,000
(Simmons College Proj.) Series G, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (a)	4,800,000	4,800,000
(Smith College Proj.):
Series 2001, 0.05% 11/7/14, VRDN (a)	1,600,000	1,600,000
Series 2007, 0.03% 11/7/14 (Liquidity Facility TD Banknorth, NA), VRDN (a)	11,760,000	11,760,000
(Williston Northampton School Proj.) Series 2010, 0.05% 11/7/14, LOC TD Banknorth, NA, VRDN (a)	1,500,000	1,500,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.04% 11/7/14, LOC TD Banknorth, NA, VRDN (a)	23,100,000	23,100,000
(YMCA of Greater Worcester Proj.) Series 2006, 0.06% 11/7/14, LOC TD Banknorth, NA, VRDN (a)	1,900,000	1,900,000
Participating VRDN Series MS 3373, 0.06% 11/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	900,000	900,000
Series 2010, 0.05% 11/7/14, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,000,000	1,000,000
Series 2014 M2, 0.05% 11/7/14, LOC Bank of New York, New York, VRDN (a)	3,300,000	3,300,000
Massachusetts Gen. Oblig.:
Participating VRDN:
Series Clipper 07 06, 0.08% 11/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	17,900,000	17,900,000
Series Clipper 07 39, 0.05% 11/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	15,400,000	15,400,000
Series Putters 3699, 0.07% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,800,000	4,800,000
Series Putters 3898, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,500,000	3,500,000
Series 2006 A, 0.06% 11/3/14 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	5,800,000	5,800,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 J1, 0.04% 11/7/14, LOC JPMorgan Chase Bank, VRDN (a)	6,000,000	6,000,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.06% 11/3/14, LOC Wells Fargo Bank NA, VRDN (a)	2,615,000	2,615,000
(Children's Hosp. Proj.):
Series 2010 N3, 0.04% 11/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,500,000	2,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Children's Hosp. Proj.): - continued
Series 2010 N4, 0.06% 11/3/14, LOC Wells Fargo Bank NA, VRDN (a)	$ 24,100,000	$ 24,100,000
(Dana-Farber Cancer Institute Proj.) Series 2008 L1, 0.04% 11/7/14, LOC JPMorgan Chase Bank, VRDN (a)	10,850,000	10,850,000
(Fairview Extended Care Proj.) Series B, 0.11% 11/7/14, LOC Bank of America NA, VRDN (a)	2,300,000	2,300,000
(Henry Heywood Memorial Hosp. Proj.) Series 2008 C, 0.06% 11/3/14, LOC TD Banknorth, NA, VRDN (a)	1,000,000	1,000,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.03% 11/7/14, VRDN (a)	14,500,000	14,500,000
Series 2001 J2, 0.05% 11/7/14, VRDN (a)	11,425,000	11,425,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.1% 11/7/14, LOC JPMorgan Chase Bank, VRDN (a)	9,100,000	9,100,000
(Wellesley College Proj.) Series B, 0.03% 11/7/14, VRDN (a)	1,600,000	1,600,000
Participating VRDN:
Series BA 08 3503, 0.1% 11/7/14 (Liquidity Facility Bank of America NA) (a)(d)	5,550,000	5,550,000
Series BBT 08 54, 0.05% 11/7/14 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	6,300,000	6,300,000
Series BC 10 20W, 0.07% 11/7/14 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,550,000	2,550,000
Series Putters 3163, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,655,000	5,655,000
Series Putters 3529, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,000,000	10,000,000
Series Putters 3530, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,495,000	4,495,000
Series Putters 3650, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,200,000	3,200,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2009 A, 0.05% 11/7/14, LOC Bank of New York, New York, VRDN (a)	2,000,000	2,000,000
Massachusetts Indl. Fin. Agcy. Rev.:
(Governor Dummer Academy Proj.) Series 1996, 0.06% 11/7/14, LOC TD Banknorth, NA, VRDN (a)	800,000	800,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.05% 11/7/14, LOC TD Banknorth, NA, VRDN (a)	3,255,000	3,255,000
Massachusetts Port Auth. Rev. Series 2008 A, 0.04% 11/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,500,000	4,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 14 0011, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (a)(d)	$ 19,100,000	$ 19,100,000
Series EGL 14 0012, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (a)(d)	7,700,000	7,700,000
Series EGL 14 0045, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (a)(d)	16,800,000	16,800,000
Series Putters 1920, 0.07% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,985,000	7,985,000
Series Putters 3691, 0.07% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,425,000	1,425,000
Series Putters 4420, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	600,000	600,000
Series RBC O 72, 0.05% 11/7/14 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,000,000	1,000,000
Series ROC II R 14021, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (a)(d)	1,500,000	1,500,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN Series BBT 08 58, 0.05% 11/7/14 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	12,430,000	12,430,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 1999 B, 0.06% 11/7/14, LOC Landesbank Hessen-Thuringen, VRDN (a)	5,200,000	5,200,000
		455,780,000
New Jersey - 0.6%
JPMorgan Chase NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.07% 11/3/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,700,000	1,700,000
Series Putters 4462, 0.07% 11/3/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,300,000	1,300,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.18% 11/7/14, VRDN (a)	1,400,000	1,400,000
		4,400,000
New York - 0.2%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.1% 11/7/14, LOC KeyBank NA, VRDN (a)	100,000	100,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.12% 11/7/14, LOC RBS Citizens NA, VRDN (a)	1,200,000	1,200,000
		1,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - 0.3%
Bucks County Indl. Dev. Auth. Rev. (Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.25% 11/7/14, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 2,250,000	$ 2,250,000
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.16% 11/7/14, LOC Citizens Bank of Pennsylvania, VRDN (a)	200,000	200,000
		2,450,000
Texas - 0.1%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.16% 11/3/14, VRDN (a)	200,000	200,000
Series 2009 A, 0.16% 11/3/14, VRDN (a)	300,000	300,000
Series 2010 C, 0.16% 11/3/14, VRDN (a)	150,000	150,000
		650,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $467,980,000)		467,980,000
Other Municipal Debt - 26.7%

Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.23% tender 11/25/14, CP mode	300,000	300,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.23% tender 11/5/14, CP mode	300,000	300,000
		600,000
Massachusetts - 26.6%
Andover Gen. Oblig. Bonds Series 2014, 5% 3/1/15	1,471,000	1,494,472
Auburn Gen. Oblig. BAN 1.25% 9/15/15	1,200,000	1,211,688
Beverly Gen. Oblig. BAN 1% 4/23/15	1,800,000	1,807,491
Boston Gen. Oblig. Bonds:
Series 2009 A, 5% 4/1/15	500,000	510,031
Series 2013 A, 5% 3/1/15	200,000	203,169
5% 1/1/15	785,000	791,258
Bourne Gen. Oblig. Bonds Series 2012, 2% 12/15/14	1,000,000	1,002,206
Concord & Carlisle Reg'l. School District BAN 0.75% 4/15/15	3,400,000	3,409,981
Framingham Gen. Oblig.:
BAN 1.25% 12/12/14	3,300,000	3,304,014
Bonds 2% 12/1/14	2,489,000	2,492,717
Gloucester Gen. Oblig. BAN 1% 8/14/15	1,800,000	1,812,531
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Harvard Gen. Oblig. BAN 1% 6/25/15	$ 2,587,000	$ 2,601,184
Hingham Gen. Oblig. BAN Series 2014, 0.75% 5/22/15	5,200,000	5,218,245
Marblehead Gen. Oblig. BAN 1% 8/7/15	1,700,000	1,711,545
Marlborough Gen. Oblig. BAN 0.75% 6/19/15	2,100,000	2,108,453
Marshfield Gen. Oblig. BAN 1% 7/29/15	3,373,000	3,394,657
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds Series 2004 C, 5.5% 7/1/15	2,100,000	2,174,867
Massachusetts Dev. Fin. Agcy. Series 5, 0.1% 2/3/15, LOC TD Banknorth, NA, CP	1,032,000	1,032,000
Massachusetts Dev. Fin. Agcy. Rev. 0.08% 12/8/14, LOC JPMorgan Chase Bank, CP	1,400,000	1,400,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2001 D, 5.5% 11/1/14	500,000	500,000
Series 2004 B, 5.25% 8/1/15	935,000	970,410
Series 2005 A:
5% 3/1/15 (Pre-Refunded to 3/1/15 @ 100)	1,000,000	1,016,119
5% 3/1/15 (Pre-Refunded to 3/1/15 @ 100)	1,000,000	1,015,920
Series 2007 B, 5% 11/1/14	520,000	520,000
Series 2010 C, 5% 1/1/15	1,125,000	1,134,042
Series 2011 B, 4% 7/1/15	1,000,000	1,025,592
Series 2012 A, 0.22% 1/1/15 (a)	2,370,000	2,370,000
Series 2014 C, 1.25% 8/1/15	5,600,000	5,647,290
RAN:
Series 2014 A, 1.5% 4/23/15	8,800,000	8,859,139
Series 2014 B, 1.5% 5/28/15	16,900,000	17,033,724
Series 2014 C, 1.5% 6/25/15	32,900,000	33,194,500
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds (Partners HealthCare Sys., Inc. Proj.):
Series 2008 H1:
0.08% tender 11/6/14, CP mode	3,600,000	3,600,000
0.08% tender 11/7/14, CP mode	2,400,000	2,400,000
0.08% tender 2/9/15, CP mode	1,300,000	1,300,000
0.08% tender 3/5/15, CP mode	1,700,000	1,700,000
Series 2008 H2:
0.08% tender 2/5/15, CP mode	1,500,000	1,500,000
0.08% tender 3/4/15, CP mode	2,100,000	2,100,000
0.09% tender 1/9/15, CP mode	1,500,000	1,500,000
0.09% tender 1/16/15, CP mode	1,900,000	1,900,000
Series EE:
0.06% 11/4/14, CP	2,381,000	2,381,000
0.06% 12/9/14, CP	1,604,000	1,604,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Series EE: - continued
0.07% 11/6/14, CP	$ 2,100,000	$ 2,100,000
0.08% 12/9/14, CP	4,500,000	4,500,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.25% tender 11/7/14, CP mode	3,500,000	3,500,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Bonds:
(Nuclear #4 Proj.) Series 2012 A, 5% 7/1/15	1,000,000	1,032,015
(Nuclear #6 Proj.) Series 2012 A, 5% 7/1/15	1,250,000	1,290,292
Massachusetts Port Auth. Rev. Series 2012 A, 0.12% 3/4/15, LOC TD Banknorth, NA, CP	1,100,000	1,100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series 2009 A, 5% 5/15/15	1,000,000	1,025,556
Massachusetts Wtr. Poll. Abatement Trust Bonds:
Series 2012 B, 4% 8/1/15	1,000,000	1,029,039
Series 2014, 5% 8/1/15	3,900,000	4,042,292
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 1999:
0.1% 5/5/15, LOC State Street Bank & Trust Co., Boston, CP	1,500,000	1,500,000
0.11% 2/11/15, LOC State Street Bank & Trust Co., Boston, CP	2,400,000	2,400,000
Milford Gen. Oblig. BAN 0.75% 5/15/15	1,400,000	1,404,713
Peabody Gen. Oblig. BAN 1% 3/27/15	1,800,000	1,806,252
Pittsfield Gen. Oblig. BAN Series B, 1% 2/6/15	2,956,860	2,962,975
Plymouth Gen. Oblig.:
BAN 1% 5/7/15	2,027,800	2,036,922
Bonds Series 2011, 5% 5/1/15	1,750,000	1,791,929
Quincy Gen. Oblig.:
BAN 1% 1/23/15	3,400,000	3,406,636
Bonds Series 2014, 2.5% 6/1/15	1,245,000	1,261,665
Revere Gen. Oblig. BAN 1% 4/17/15	1,600,000	1,606,281
Scituate Gen. Oblig. BAN 0.75% 3/27/15	1,000,000	1,002,615
Shrewsbury Gen. Oblig. Bonds 4% 8/15/15	1,625,000	1,674,242
Somerville Gen. Oblig. BAN 0.75% 6/12/15	2,800,000	2,810,755
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Bonds:
Series 2008 2, 5% 5/1/15	1,000,000	1,024,311
Series 2010, 5% 11/1/14	600,000	600,000
Univ. of Massachusetts Bldg. Auth. Rev. Series A1, 0.11% 1/8/15, LOC State Street Bank & Trust Co., Boston, CP	1,400,000	1,400,000
West Springfield Gen. Oblig. BAN 1% 12/19/14	4,223,700	4,228,751
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Westborough Gen. Oblig. BAN 1% 8/14/15	$ 1,600,000	$ 1,611,139
Weston Gen. Oblig. BAN 1% 2/3/15	1,881,698	1,885,904
Winchester Gen. Oblig. BAN 0.5% 7/2/15	4,700,000	4,712,485
Worcester Gen. Oblig. BAN:
0.5% 12/17/14	3,991,000	3,993,032
1% 12/17/14	1,600,000	1,601,718
		197,293,764
TOTAL OTHER MUNICIPAL DEBT (Cost $197,893,764)		197,893,764
Investment Company - 10.1%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.06% (b)(c) (Cost $74,879,689)	74,879,689	74,879,689
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $740,753,453)		740,753,453
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,752,000
NET ASSETS - 100%		$ 742,505,453
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 28,610
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At October 31, 2014, the cost of investment securities for income tax purposes was $740,753,453.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Massachusetts Municipal Money Market Fund

October 31, 2014

1.809069.111

MFS-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 58.6%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.24% 11/7/14, VRDN (b)(e)	$ 3,500,000	$ 3,500,000
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.28% 11/7/14, VRDN (b)	1,000,000	1,000,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.13% 11/3/14, VRDN (b)(e)	1,100,000	1,100,000
Series 1988, 0.13% 11/3/14, VRDN (b)(e)	5,000,000	5,000,000
Series 1994, 0.13% 11/3/14, VRDN (b)(e)	4,300,000	4,300,000
Series 1999 A, 0.2% 11/7/14, VRDN (b)	4,400,000	4,400,000
		14,800,000
Florida - 0.2%
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.07% 11/7/14 (Liquidity Facility Wells Fargo & Co.) (b)(f)	3,600,000	3,600,000
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.08% 11/7/14, LOC HSBC Bank U.S.A., NA, VRDN (b)(e)	9,700,000	9,700,000
		13,300,000
Indiana - 0.1%
Michigan City Ltd. Oblig. Rev. (Palatek Proj.) 0.15% 11/7/14, LOC Comerica Bank, VRDN (b)(e)	3,445,000	3,445,000
Kansas - 0.0%
Wichita Indl. Rev. Series VII, 0.2% 11/7/14, LOC Bank of America NA, VRDN (b)(e)	145,000	145,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.2% 11/7/14, VRDN (b)	1,400,000	1,400,000
Series 2010 B1, 0.21% 11/7/14, VRDN (b)	2,000,000	2,000,000
		3,400,000
Massachusetts - 56.8%
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 0.07% 11/7/14, LOC Bank of America NA, VRDN (b)(e)	2,150,000	2,150,000
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.04% 11/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)	18,950,000	18,950,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series Clipper 07 18, 0.08% 11/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	$ 101,175,000	$ 101,175,000
Series PT 4368, 0.06% 11/7/14 (Liquidity Facility Wells Fargo & Co.) (b)(f)	18,830,000	18,830,000
Series 2008 A1, 0.05% 11/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	115,740,000	115,740,000
Series 2008 A2, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	90,425,000	90,425,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.06% 11/7/14, LOC Citibank NA, VRDN (b)	58,350,000	58,350,000
Series 2010 A3, 0.05% 11/7/14, LOC Bank of America NA, VRDN (b)	79,345,000	79,345,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 0.2% 11/7/14, LOC Bank of America NA, VRDN (b)(e)	1,200,000	1,200,000
(Monkiewicz Realty Trust Proj.) 0.2% 11/7/14, LOC Bank of America NA, VRDN (b)(e)	2,160,000	2,160,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series 2004 A, 0.07% 11/7/14, LOC Freddie Mac, VRDN (b)(e)	24,840,000	24,840,000
(Avalon Acton Apts. Proj.) Series 2006, 0.07% 11/7/14, LOC Fannie Mae, VRDN (b)(e)	38,500,000	38,500,000
(Casco Crossing Proj.) 0.07% 11/7/14, LOC Fannie Mae, VRDN (b)(e)	10,535,000	10,535,000
(Georgetown Village Apts. Proj.) Series 2003 A, 0.04% 11/7/14, LOC Fannie Mae, VRDN (b)(e)	17,750,000	17,750,000
(Salem Heights Apts. Proj.) Series 2003 A, 0.05% 11/7/14, LOC Fed. Home Ln. Bank of Boston, VRDN (b)(e)	13,700,000	13,700,000
(Tammy Brook Apts. Proj.) Series 2009, 0.05% 11/7/14, LOC Freddie Mac, VRDN (b)	6,200,000	6,200,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.03% 11/7/14, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	1,555,000	1,555,000
(Berkshire School Proj.) Series 2001, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	9,485,000	9,485,000
(Boston Univ. Proj.):
Series U-5A, 0.03% 11/7/14, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	35,800,000	35,800,000
Series U-5B, 0.04% 11/7/14, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	29,600,000	29,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Boston Univ. Proj.): - continued
Series U-6C, 0.06% 11/3/14, LOC TD Banknorth, NA, VRDN (b)	$ 43,730,000	$ 43,730,000
Series U3, 0.03% 11/7/14, LOC Northern Trust Co., VRDN (b)	29,500,000	29,500,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.05% 11/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	13,880,000	13,880,000
(Clark Univ. Proj.) 0.04% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	33,775,000	33,775,000
(College of the Holy Cross Proj.) Series 2008 A, 0.07% 11/3/14, LOC JPMorgan Chase Bank, VRDN (b)	30,245,000	30,245,000
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 0.05% 11/7/14, LOC HSBC Bank U.S.A., NA, VRDN (b)(e)	2,295,000	2,295,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.06% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	4,255,000	4,255,000
(ISO New England, Inc. Proj.) Series 2005, 0.04% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	31,850,000	31,850,000
(Masonic Nursing Home Proj.) Series 2002 B, 0.04% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	16,060,000	16,060,000
(New England Deaconess Assoc. Proj.) Series 2011 B, 0.07% 11/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	12,625,000	12,625,000
(Olin College Proj.):
Series 2008 C2, 0.24% 11/3/14, LOC RBS Citizens NA, VRDN (b)	19,300,000	19,300,000
Series 2008 C3, 0.24% 11/3/14, LOC RBS Citizens NA, VRDN (b)	21,065,000	21,065,000
(Partners HealthCare Sys. Proj.):
Series 2011 K2, 0.04% 11/7/14 (Liquidity Facility Barclays Bank PLC), VRDN (b)	40,600,000	40,600,000
Series 2014 M1, 0.05% 11/3/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	32,600,000	32,600,000
(Seven Hills Foundation and Affiliates Proj.):
Series 2008 A, 0.05% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	8,010,000	8,010,000
Series 2008 B, 0.05% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	4,875,000	4,875,000
(Simmons College Proj.) Series G, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	44,560,000	44,560,000
(Smith College Proj.):
Series 2001, 0.05% 11/7/14, VRDN (b)	15,629,000	15,629,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Smith College Proj.): - continued
Series 2002, 0.05% 11/7/14, VRDN (b)	$ 15,359,000	$ 15,359,000
Series 2007, 0.03% 11/7/14 (Liquidity Facility TD Banknorth, NA), VRDN (b)	61,200,000	61,200,000
(Wilber School Apts. Proj.) Series 2008 A, 0.05% 11/7/14, LOC Bank of America NA, VRDN (b)	6,600,000	6,600,000
(Williston Northampton School Proj.) Series 2010, 0.05% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	6,925,000	6,925,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.04% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	23,375,000	23,375,000
(YMCA of Greater Worcester Proj.) Series 2006, 0.06% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	8,990,000	8,990,000
Participating VRDN:
Series MS 3373, 0.06% 11/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	7,100,000	7,100,000
Series Putters 3840, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000,000	5,000,000
Series ROC II R 11999X, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	6,785,000	6,785,000
Series 2006:
0.05% 11/7/14, LOC PNC Bank NA, VRDN (b)	14,910,000	14,910,000
0.05% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	4,060,000	4,060,000
Series 2007 B, 0.07% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	12,200,000	12,200,000
Series 2010, 0.05% 11/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	6,940,000	6,940,000
Series 2014 M2, 0.05% 11/7/14, LOC Bank of New York, New York, VRDN (b)	39,200,000	39,200,000
Massachusetts Gen. Oblig.:
Participating VRDN:
Series Clipper 07 06, 0.08% 11/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	53,850,000	53,850,000
Series Clipper 07 39, 0.05% 11/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	27,825,000	27,825,000
Series EGL 07 0149, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	45,000,000	45,000,000
Series EGL 14 0046, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	12,235,000	12,235,000
Series Putters 2022, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	35,995,000	35,995,000
Series Putters 2648, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,250,000	9,250,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN: - continued
Series Putters 3699, 0.07% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 10,800,000	$ 10,800,000
Series Putters 3896, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,500,000	7,500,000
Series Putters 3898, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000,000	4,000,000
Series Putters 4320, 0.07% 11/3/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	54,960,000	54,960,000
Series 1997 B, 0.05% 11/7/14 (Liquidity Facility TD Banknorth, NA), VRDN (b)	32,490,000	32,490,000
Series 2001 C, 0.05% 11/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	227,435,000	227,435,000
Series 2006 A, 0.06% 11/3/14 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	86,565,000	86,565,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.04% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	39,000,000	39,000,000
Series 2009 J2, 0.07% 11/3/14, LOC JPMorgan Chase Bank, VRDN (b)	40,150,000	40,150,000
(Boston Univ. Proj.) Series H, 0.03% 11/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)	20,020,000	20,020,000
(Children's Hosp. Proj.):
Series 2010 N3, 0.04% 11/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	58,500,000	58,500,000
Series 2010 N4, 0.06% 11/3/14, LOC Wells Fargo Bank NA, VRDN (b)	112,190,000	112,190,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	10,975,000	10,975,000
(Dana-Farber Cancer Institute Proj.) Series 2008 L1, 0.04% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	41,150,000	41,150,000
(Fairview Extended Care Proj.) Series B, 0.11% 11/7/14, LOC Bank of America NA, VRDN (b)	23,985,000	23,985,000
(Harvard Univ. Proj.) Series Y, 0.05% 11/7/14, VRDN (b)	12,610,000	12,610,000
(Henry Heywood Memorial Hosp. Proj.):
Series 2008 C, 0.06% 11/3/14, LOC TD Banknorth, NA, VRDN (b)	4,680,000	4,680,000
Series 2009 C, 0.06% 11/3/14, LOC TD Banknorth, NA, VRDN (b)	10,880,000	10,880,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.03% 11/7/14, VRDN (b)	105,950,000	105,950,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Massachusetts Institute of Technology Proj.): - continued
Series 2001 J2, 0.05% 11/7/14, VRDN (b)	$ 35,650,000	$ 35,650,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.1% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	36,000,000	36,000,000
(Partners HealthCare Sys., Inc. Proj.):
Series 2005 F, 0.04% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	87,530,000	87,530,000
Series D5, 0.06% 11/3/14, VRDN (b)	4,200,000	4,200,000
Series D6, 0.06% 11/3/14, VRDN (b)	5,745,000	5,745,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.03% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	45,660,000	45,660,000
(Stonehill College Proj.) Series 2008 K, 0.06% 11/3/14, LOC JPMorgan Chase Bank, VRDN (b)	33,570,000	33,570,000
(Wellesley College Proj.):
Series B, 0.03% 11/7/14, VRDN (b)	6,600,000	6,600,000
Series I, 0.05% 11/3/14, VRDN (b)	36,035,000	36,035,000
(Williams College Proj.):
Series I, 0.05% 11/7/14, VRDN (b)	22,800,000	22,800,000
Series J, 0.04% 11/7/14, VRDN (b)	30,894,000	30,894,000
Participating VRDN:
Series BA 08 3320, 0.07% 11/7/14 (Liquidity Facility Bank of America NA) (b)(f)	10,000,000	10,000,000
Series BBT 08 54, 0.05% 11/7/14 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	12,385,000	12,385,000
Series BBT 08 56, 0.05% 11/7/14 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	18,895,000	18,895,000
Series BC 10 15W, 0.07% 11/7/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	7,185,000	7,185,000
Series BC 10 20W, 0.07% 11/7/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	9,785,000	9,785,000
Series Clipper 07 08, 0.05% 11/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	15,450,000	15,450,000
Series Putters 3104, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,620,000	3,620,000
Series Putters 3529, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	36,660,000	36,660,000
Series Putters 3530, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,000,000	8,000,000
Series Putters 3531, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,495,000	12,495,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN: - continued
Series Putters 3548, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 9,925,000	$ 9,925,000
Series Putters 3650, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,800,000	11,800,000
Series ROC II R 11824, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	4,665,000	4,665,000
Series ROC II R 11913, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	5,200,000	5,200,000
Series 2009 O-1, 0.06% 11/7/14, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	35,870,000	35,870,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev.:
(Princeton Crossing LP Proj.) Series 1996 A, 0.06% 11/7/14, LOC Fannie Mae, VRDN (b)(e)	20,300,000	20,300,000
Series 2009 A, 0.05% 11/7/14, LOC Bank of New York, New York, VRDN (b)	12,530,000	12,530,000
Series 2013 F, 0.06% 11/7/14, LOC TD Banknorth, NA, VRDN (b)(e)	13,580,000	13,580,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 0.3% 11/7/14, LOC Bank of America NA, VRDN (b)(e)(g)	400,000	400,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 0.3% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	320,000	320,000
Massachusetts Indl. Fin. Agcy. Rev. (Governor Dummer Academy Proj.) Series 1996, 0.06% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	4,400,000	4,400,000
Massachusetts Port Auth. Rev.:
Series 2008 A, 0.04% 11/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)	17,425,000	17,425,000
Series 2010 D, 0.04% 11/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	89,345,000	89,345,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 0.06% 11/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	24,600,000	24,600,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	69,100,000	69,100,000
Series EGL 07 0032, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	69,300,000	69,300,000
Series EGL 14 0011, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	43,660,000	43,660,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN: - continued
Series EGL 14 0012, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	$ 53,095,000	$ 53,095,000
Series EGL 14 0045, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	3,000,000	3,000,000
Series EGL 14 C031A, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	4,125,000	4,125,000
Series MS 30911, 0.06% 11/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	2,700,000	2,700,000
Series MS 3228X, 0.06% 11/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	2,500,000	2,500,000
Series Putters 3691, 0.07% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,885,000	2,885,000
Series Putters 3990, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000,000	3,000,000
Series Putters 4357, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,335,000	3,335,000
Series Putters 4366, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,750,000	3,750,000
Series Putters 4420, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,400,000	4,400,000
Series RBC O 72, 0.05% 11/7/14 (Liquidity Facility Royal Bank of Canada) (b)(f)	10,000,000	10,000,000
Series ROC II R 14021, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	6,000,000	6,000,000
Massachusetts St. Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,300,000	1,300,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series BBT 08 40, 0.05% 11/7/14 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	15,210,000	15,210,000
Series Clipper 06 11, 0.08% 11/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	23,900,000	23,900,000
Series Putters 3159, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	15,490,000	15,490,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series EGL 06 0054, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	11,100,000	11,100,000
Series Putters 2848, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	17,545,000	17,545,000
Series ROC II R 11914, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	10,245,000	10,245,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Participating VRDN: - continued
Series ROC II R 11968, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(f)	$ 5,185,000	$ 5,185,000
Series Solar 06 86, 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	21,710,000	21,710,000
Series 1999 B, 0.06% 11/7/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	46,100,000	46,100,000
Series 2002 C, 0.06% 11/3/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	20,895,000	20,895,000
		3,586,832,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.24% 11/7/14, VRDN (b)(e)	3,400,000	3,400,000
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 C3, 0.05% 11/7/14, LOC Landesbank Baden-Wurttemberg, VRDN (b)(e)	7,505,000	7,505,000
New Jersey - 0.5%
JPMorgan Chase NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.07% 11/3/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	13,800,000	13,800,000
Series Putters 4462, 0.07% 11/3/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,200,000	10,200,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.18% 11/7/14, VRDN (b)	5,800,000	5,800,000
Series 2012 A, 0.19% 11/7/14, VRDN (b)(e)	3,400,000	3,400,000
		33,200,000
New York - 0.1%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.1% 11/7/14, LOC KeyBank NA, VRDN (b)	500,000	500,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.12% 11/7/14, LOC RBS Citizens NA, VRDN (b)	8,800,000	8,800,000
		9,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - 0.0%
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.) Series 2008 A1, 0.1% 11/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	$ 400,000	$ 400,000
Schuylkill County Indl. Dev. Auth. Rev. (KP Tamaqua LP Proj.) Series 2007, 0.16% 11/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)(e)	700,000	700,000
		1,100,000
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2003, 0.08% 11/3/14, LOC Bank of America NA, VRDN (b)	4,800,000	4,800,000
Texas - 0.2%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.16% 11/3/14, VRDN (b)	4,000,000	4,000,000
Series 2004, 0.16% 11/7/14, VRDN (b)(e)	5,400,000	5,400,000
Series 2009 A, 0.16% 11/3/14, VRDN (b)	1,200,000	1,200,000
Series 2010 D, 0.16% 11/3/14, VRDN (b)	2,300,000	2,300,000
		12,900,000
Wyoming - 0.0%
Converse County Envir. Impt. Rev. Series 1995, 0.2% 11/7/14, VRDN (b)(e)	200,000	200,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.2% 11/7/14, VRDN (b)	200,000	200,000
		400,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $3,699,027,000)		3,699,027,000
Other Municipal Debt - 30.9%

Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.23% tender 11/25/14, CP mode	2,300,000	2,300,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 2001 A, 0.23% tender 11/5/14, CP mode	2,600,000	2,600,000
Series 2001 B, 0.3% tender 11/5/14, CP mode (e)	8,100,000	8,100,000
		13,000,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - 30.6%
Amesbury Gen. Oblig. BAN 1.25% 12/12/14	$ 6,374,000	$ 6,380,921
Attleboro Gen. Oblig. BAN 1% 3/20/15	1,371,760	1,375,772
Auburn Gen. Oblig. BAN 1.25% 9/15/15	10,015,922	10,113,481
Belmont Gen. Oblig. Bonds Series 2014, 4% 4/15/15	1,262,000	1,283,870
Beverly Gen. Oblig. BAN 1% 4/23/15	14,411,000	14,470,971
Boston Gen. Oblig. Bonds:
Series 2011 A, 5% 4/1/15	3,390,000	3,458,937
Series 2011 D, 4% 4/1/15	1,170,000	1,188,819
Series 2012 B, 4% 2/1/15	6,580,000	6,643,843
5% 3/1/15	8,355,000	8,488,788
Bourne Gen. Oblig. BAN 1% 12/2/14	7,286,600	7,292,073
Burlington Gen. Oblig. BAN 1% 7/24/15	9,330,000	9,390,181
Cambridge Gen. Oblig. Bonds Series 2014, 5% 2/15/15	2,565,000	2,601,226
Canton Gen. Oblig.:
BAN 1.5% 3/27/15	2,915,950	2,931,789
Bonds Series 2014, 5% 3/15/15	1,495,000	1,521,641
Concord & Carlisle Reg'l. School District:
BAN 0.75% 4/15/15	26,600,000	26,678,088
Bonds 3% 6/15/15	1,350,000	1,373,849
Danvers Gen. Oblig. BAN 1% 6/26/15	3,400,000	3,418,950
East Bridgewater Massachusetts BAN 0.5% 3/13/15	2,385,100	2,388,383
Easton Gen. Oblig. BAN 1% 8/21/15	6,633,495	6,679,202
Falmouth Gen. Oblig. BAN Series 2013 B, 1.25% 12/19/14	9,900,000	9,914,035
Framingham Gen. Oblig. BAN:
0.75% 12/12/14	12,379,410	12,388,535
1.25% 12/12/14	24,178,989	24,208,402
Gloucester Gen. Oblig. BAN:
1% 2/6/15	5,572,145	5,584,559
1% 8/14/15	15,000,000	15,104,421
Hamilton Gen. Oblig. BAN Series 2014, 1% 5/22/15	5,331,000	5,356,620
Hingham Gen. Oblig. BAN Series 2014, 0.75% 5/22/15	40,330,618	40,472,127
Holden Massachusetts Gen. Oblig. BAN 0.75% 6/19/15	10,500,000	10,541,599
Lexington Gen. Oblig.:
BAN 0.75% 2/27/15	5,982,487	5,995,136
Bonds Series 2014, 4% 2/15/15	2,836,000	2,867,665
Littleton Gen. Oblig. BAN 1% 4/10/15	485,000	486,375
Marblehead Gen. Oblig. BAN 1% 8/7/15	14,066,205	14,161,729
Marlborough Gen. Oblig. BAN 0.75% 6/19/15	16,420,000	16,486,091
Marshfield Gen. Oblig. BAN 1% 7/29/15	7,629,000	7,679,251
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds Series 2004 C, 5.5% 7/1/15	11,665,000	12,082,723
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Series 5, 0.1% 2/3/15, LOC TD Banknorth, NA, CP	$ 8,800,000	$ 8,800,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.32% tender 11/7/14, CP mode (e)	27,500,000	27,500,000
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series WF 10 56C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	19,855,000	19,855,000
0.08% 12/8/14, LOC JPMorgan Chase Bank, CP	12,000,000	12,000,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2004 A, 5.25% 8/1/15	1,000,000	1,038,290
Series 2005 A:
5% 3/1/15 (Pre-Refunded to 3/1/15 @ 100)	895,000	909,192
5% 3/1/15 (Pre-Refunded to 3/1/15 @ 100)	3,350,000	3,404,040
5% 3/1/15 (Pre-Refunded to 3/1/15 @ 100)	5,870,000	5,964,497
5% 3/1/15 (Pre-Refunded to 3/1/15 @ 100)	5,300,000	5,385,471
Series 2005 C, 5% 9/1/15 (Pre-Refunded to 9/1/15 @ 100)	5,000,000	5,202,519
Series 2008 A:
4% 8/1/15	1,135,000	1,167,568
5% 9/1/15	1,500,000	1,560,725
Series 2010 B, 2% 1/1/15	1,615,000	1,619,845
Series 2010 C:
4% 1/1/15	1,150,000	1,157,355
5% 1/1/15	7,400,000	7,459,667
Series 2012 A:
0.22% 1/1/15 (b)	10,995,000	10,995,000
0.5% 9/1/15 (b)	5,000,000	5,007,361
Series 2014 A, 0.03% 2/1/15 (b)	25,000,000	24,998,743
Series 2014 C, 1.25% 8/1/15	47,330,000	47,729,681
RAN:
Series 2014 A, 1.5% 4/23/15	75,200,000	75,705,368
Series 2014 B, 1.5% 5/28/15	141,670,000	142,790,987
Series 2014 C, 1.5% 6/25/15	277,100,000	279,580,438
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 H1:
0.08% tender 11/6/14, CP mode	16,400,000	16,400,000
0.08% tender 11/7/14, CP mode	15,100,000	15,100,000
0.08% tender 2/9/15, CP mode	11,200,000	11,200,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Bonds: - continued
(Partners HealthCare Sys., Inc. Proj.): - continued
Series 2008 H1: - continued
0.08% tender 3/5/15, CP mode	$ 13,960,000	$ 13,960,000
0.09% tender 1/12/15, CP mode	20,000,000	20,000,000
Series 2008 H2:
0.08% tender 11/5/14, CP mode	19,790,000	19,790,000
0.08% tender 2/5/15, CP mode	12,540,000	12,540,000
0.08% tender 3/4/15, CP mode	17,690,000	17,690,000
0.09% tender 1/9/15, CP mode	12,540,000	12,540,000
0.09% tender 1/16/15, CP mode	16,100,000	16,100,000
Series 2010 J2, 4% 7/1/15	1,625,000	1,666,552
Series EE:
0.05% 11/24/14, CP	26,800,000	26,800,000
0.05% 11/25/14, CP	30,200,000	30,200,000
0.06% 11/4/14, CP	20,000,000	20,000,000
0.06% 12/1/14, CP	17,900,000	17,900,000
0.06% 12/8/14, CP	20,800,000	20,800,000
0.06% 12/9/14, CP	13,700,000	13,700,000
0.07% 11/6/14, CP	17,350,000	17,350,000
0.07% 12/1/14, CP	8,000,000	8,000,000
0.08% 12/9/14, CP	38,000,000	38,000,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B:
0.35% tender 12/5/14, CP mode	1,900,000	1,900,000
0.36% tender 12/12/14, CP mode	2,200,000	2,200,000
Massachusetts Port Auth. Rev.:
Bonds:
Series 2007 C, 5% 7/1/15 (e)	1,000,000	1,032,149
Series 2012 A, 5% 7/1/15 (e)	1,655,000	1,707,899
Series 2014 C, 2% 7/1/15	5,140,000	5,203,263
Series 2012 A:
0.11% 1/15/15, LOC TD Banknorth, NA, CP	20,000,000	20,000,000
0.12% 3/4/15, LOC TD Banknorth, NA, CP	8,900,000	8,900,000
0.12% 3/4/15, LOC TD Banknorth, NA, CP	6,700,000	6,700,000
Series 2012 B:
0.1% 3/4/15, LOC TD Banknorth, NA, CP (e)	40,000,000	40,000,000
0.12% 1/15/15, LOC TD Banknorth, NA, CP (e)	40,000,000	40,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds:
Series 2009 A, 5% 5/15/15	5,155,000	5,289,460
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds: - continued
Series 2011 B, 5% 10/15/15	$ 9,455,000	$ 9,892,074
Massachusetts Wtr. Poll. Abatement Trust Bonds:
Series 2012 B, 4% 8/1/15	10,195,000	10,491,117
Series 2014, 5% 8/1/15	31,835,000	32,996,508
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Bonds Series 2005 A, 5.25% 8/1/15	1,210,000	1,256,449
Series 1999:
0.1% 5/5/15, LOC State Street Bank & Trust Co., Boston, CP	12,500,000	12,500,000
0.11% 2/11/15, LOC State Street Bank & Trust Co., Boston, CP	20,600,000	20,600,000
Melrose Gen. Oblig. BAN 1.25% 11/13/15 (a)	4,585,000	4,635,206
Milford Gen. Oblig. BAN 0.75% 5/15/15	10,800,000	10,836,359
Monomoy Reg'l. School District Bonds 2% 9/15/15	1,200,000	1,218,996
Nantucket Gen. Oblig. BAN Series 2014, 1% 6/5/15	4,401,000	4,423,616
Peabody Gen. Oblig. BAN 1% 3/27/15	14,300,000	14,349,671
Pittsfield Gen. Oblig. BAN:
Series 2014 A, 0.75% 2/6/15	4,993,032	5,000,643
Series A, 1% 2/6/15	5,407,500	5,418,682
Plymouth Gen. Oblig. BAN 1% 5/7/15	16,100,000	16,172,422
Quincy Gen. Oblig. BAN:
1% 1/23/15	26,600,000	26,651,920
1% 6/19/15	3,000,000	3,016,416
1% 7/24/15	4,820,000	4,851,090
Revere Gen. Oblig. BAN 1% 4/17/15	13,150,000	13,201,622
Salem Gen. Oblig. BAN 0.5% 12/3/14	6,863,000	6,865,445
Scituate Gen. Oblig. BAN 0.75% 3/27/15	8,354,000	8,375,847
Somerville Gen. Oblig. BAN 0.75% 6/12/15	22,700,000	22,787,196
Stow Gen. Oblig. BAN 0.75% 11/14/14	7,900,000	7,901,783
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Bonds:
Series 2008 2, 5% 5/1/15	240,000	245,697
Series 2010, 5%, 11/1/14	8,620,000	8,620,000
Univ. of Massachusetts Bldg. Auth. Rev. Series A1, 0.11% 1/8/15, LOC State Street Bank & Trust Co., Boston, CP	27,000,000	27,000,000
Wellesley Gen. Oblig. BAN 0.75% 12/5/14	8,746,030	8,751,422
West Springfield Gen. Oblig. BAN 1% 12/19/14	34,100,000	34,140,780
Westborough Gen. Oblig. BAN 1% 8/14/15	13,186,000	13,277,797
Westfield Gen. Oblig. BAN 1% 4/2/15	3,250,000	3,261,486
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Weston Gen. Oblig.:
BAN:
1% 2/3/15	$ 14,500,000	$ 14,532,413
2% 2/3/15	9,697,200	9,744,350
Bonds Series A, 2% 2/1/15	1,990,000	1,999,293
Winchester Gen. Oblig. BAN 0.5% 7/2/15	37,580,715	37,680,543
Winthrop Gen. Oblig. BAN 0.75% 11/14/14	8,000,000	8,001,749
Worcester Gen. Oblig.:
BAN:
0.5% 12/17/14	31,000,000	31,015,780
1% 12/17/14	12,757,500	12,771,199
Bonds 4%	4,211,960	4,211,960
		1,932,208,653
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.45% tender 11/18/14, CP mode (e)	3,900,000	3,900,000
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.4% tender 11/18/14, CP mode	1,000,000	1,000,000
		4,900,000
West Virginia - 0.0%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.32% tender 12/11/14, CP mode (e)	2,100,000	2,100,001
TOTAL OTHER MUNICIPAL DEBT (Cost $1,952,208,654)		1,952,208,654
Investment Company - 11.0%
	Shares
Fidelity Municipal Cash Central Fund, 0.06% (c)(d) (Cost $694,112,000)	694,112,000	694,112,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $6,345,347,654)		6,345,347,654
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(31,296,670)
NET ASSETS - 100%		$ 6,314,050,984
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,255,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Dev. Fin. Agcy. Rev. Bonds Series WF 10 56C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	12/23/10 - 8/4/11	$ 19,855,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev. (346 Univ. LLC Proj.) Series 1996, 0.3% 11/7/14, LOC Bank of America NA, VRDN	12/17/03	$ 400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 278,376
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At October 31, 2014, the cost of investment securities for income tax purposes was $6,345,347,654.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Massachusetts
Municipal Income Fund

October 31, 2014

1.809072.111

MFL-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount	Value
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
Series 2006 A, 5% 10/1/23	$ 2,740,000	$ 2,812,994
Series 2008, 5.875% 10/1/18	1,900,000	2,100,583
		4,913,577
Massachusetts - 98.1%
Berkshire Wind Pwr. Coop. Corp. (Wind Proj.) Series 1, 5.25% 7/1/30	5,000,000	5,466,000
Boston Gen. Oblig.:
Series 2007 B, 5% 3/1/21	7,335,000	8,049,429
Series 2012 A:
5% 4/1/21	8,130,000	9,878,194
5% 4/1/22	2,050,000	2,506,064
Series A, 5% 1/1/17	480,000	483,456
Boston Wtr. & Swr. Commission Rev.:
Series 2009 A:
5% 11/1/25	1,725,000	2,000,793
5% 11/1/26	1,500,000	1,734,855
5% 11/1/28	2,195,000	2,527,301
Series 2012 A, 4% 11/1/25	2,950,000	3,307,216
Sr. Series A, 5.25% 11/1/19	8,420,000	9,117,681
Braintree Gen. Oblig. Series 2009:
5% 5/15/23	5,000,000	5,818,050
5% 5/15/24	5,050,000	5,871,433
Cambridge Gen. Oblig. Series 12:
5% 1/1/23	865,000	1,051,987
5% 1/1/24	340,000	409,442
Framingham Gen. Oblig. Series 2012 A:
4% 12/1/20	1,260,000	1,442,952
4% 12/1/24	1,360,000	1,531,564
Lowell Gen. Oblig. 5% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310,000	1,373,732
Lynn Wtr. & Swr. Commission Gen. Rev.:
Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,004,880
Series 2005 A:
5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,055,000	2,104,526
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,560,000	1,595,958
Marshfield Gen. Oblig.:
5% 11/1/20	1,780,000	2,122,063
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Marshfield Gen. Oblig.: - continued
5% 11/1/21	$ 1,730,000	$ 2,080,688
Martha's Vineyard Land Bank Rev. Series 2006, 5% 5/1/18 (AMBAC Insured)	1,195,000	1,291,006
Massachusetts Bay Trans. Auth.:
Series 1991 A:
7% 3/1/21 (Escrowed to Maturity)	545,000	590,126
7% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,320,000	2,773,514
Series 1992 B, 6.2% 3/1/16	9,930,000	10,305,950
7% 3/1/21	610,000	751,063
Massachusetts Bay Trans. Auth. Assessment Rev.:
Series 2008 A, 5.25% 7/1/34	24,750,000	28,152,630
Series 2012 A, 5% 7/1/22	6,110,000	7,472,958
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C:
5.25% 7/1/19	4,430,000	5,268,732
5.25% 7/1/23	3,950,000	4,947,731
Series 2005 A, 5% 7/1/24	16,175,000	20,174,754
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	5,178,640
Series 2006 A:
5.25% 7/1/29	3,005,000	3,822,450
5.25% 7/1/32	6,745,000	8,609,318
Series 2010 B:
5% 7/1/26	1,000,000	1,166,050
5% 7/1/27	865,000	1,005,606
5% 7/1/28	1,000,000	1,160,800
5% 7/1/30	1,000,000	1,156,750
Massachusetts Clean Energy Coop. Corp. Series 2013:
5% 7/1/25	2,795,000	3,323,758
5% 7/1/30	3,725,000	4,326,066
Massachusetts Commonwealth Trans. Fund Rev.:
(Accelerated Bridge Prog.) Series 2012 A:
5% 6/1/24	11,880,000	14,080,651
5% 6/1/25	12,940,000	15,240,991
Series 2013 A, 5% 6/1/43	10,000,000	11,273,700
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A:
5% 1/1/17	1,250,000	1,337,188
5% 1/1/18	1,920,000	2,092,397
5% 1/1/19	2,225,000	2,424,293
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A: - continued
5% 1/1/20	$ 3,000,000	$ 3,258,600
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B:
5% 1/1/15	100,000	100,786
5% 1/1/22	11,000,000	12,573,880
5% 1/1/25	13,340,000	14,820,607
5% 1/1/26	4,210,000	4,647,377
5% 1/1/27	7,000,000	7,691,950
5% 1/1/30	5,000,000	5,619,000
5% 1/1/32	3,495,000	3,805,531
5% 1/1/35	4,230,000	4,721,061
Massachusetts Dev. Fin. Agcy. Hosp. Rev. Series 2013:
5.25% 11/15/36	3,000,000	3,383,550
5.25% 11/15/41	4,620,000	5,131,573
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2007 A, 5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165,000	1,264,188
(Boston College Proj.) Series P:
5% 7/1/20	2,500,000	2,783,725
5% 7/1/21	3,090,000	3,436,358
(Boston Univ. Proj.):
Series T1, 5% 10/1/39 (AMBAC Insured)	10,000,000	10,282,300
Series U4, 5.7% 10/1/40	3,100,000	3,609,702
(Brandeis Univ. Proj.) Series N:
5% 10/1/23	1,040,000	1,172,080
5% 10/1/24	1,210,000	1,357,814
(Carleton-Willard Village Proj.) Series 2010:
4.75% 12/1/20	3,355,000	3,601,492
5.25% 12/1/25	820,000	888,519
5.625% 12/1/30	1,000,000	1,082,490
(College of the Holy Cross Proj.):
Series 2008 A, 5% 9/1/26	1,500,000	1,697,865
Series 2008 B, 5% 9/1/22	1,100,000	1,254,803
(Deerfield Academy Proj.) 5% 10/1/40	10,500,000	12,044,445
(Partners HealthCare Sys. Proj.) Series 2011 K6, 5.375% 7/1/41	7,000,000	7,928,620
(Tufts Med. Ctr. Proj.) Series I, 6.25% 1/1/27	12,485,000	14,803,589
Series 2008, 5.75% 9/1/25	9,500,000	11,055,720
Series 2010 B1, 5% 10/15/40	22,510,000	25,841,480
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
Series 2010 B2, 5.25% 2/1/34	$ 5,000,000	$ 5,925,950
Series 2011 B, 5% 7/1/41	6,520,000	7,148,593
Series 2011 H:
5.125% 7/1/26	5,500,000	5,904,635
5.5% 7/1/31	7,750,000	8,296,763
Series 2011:
5% 10/1/20	1,215,000	1,407,517
5% 7/1/41	5,000,000	5,482,050
5.25% 10/1/41	5,485,000	6,111,826
Series 2012 C:
5.25% 7/1/25	2,000,000	2,223,800
5.25% 7/1/26	2,000,000	2,202,700
Series 2012 G:
5% 10/1/23	2,245,000	2,550,096
5% 10/1/24	1,625,000	1,829,539
5% 10/1/25	1,600,000	1,786,576
5% 10/1/26	2,170,000	2,400,324
5% 10/1/27	2,235,000	2,457,718
5% 10/1/28	1,240,000	1,354,774
Series 2012 J, 5% 7/1/42	7,000,000	7,884,660
Series 2012 L, 5% 7/1/36	6,000,000	6,792,360
Series 2013 A:
6.25% 11/15/33	2,245,000	2,438,339
6.5% 11/15/43	4,000,000	4,364,760
Series 2013 E:
5% 11/1/38	3,400,000	3,832,310
5% 11/1/43	15,000,000	16,710,150
Series 2013 F:
4% 7/1/32	2,050,000	2,096,638
4% 7/1/43	27,185,000	26,728,020
5% 7/1/27	1,300,000	1,489,384
5% 7/1/37	3,925,000	4,321,150
Series 2013 G, 5% 7/1/44	17,105,000	18,203,483
Series 2013 P, 5% 7/1/43	8,320,000	9,477,811
Series 2013 X, 5% 10/1/48	14,920,000	16,451,090
Series 2013, 5% 7/1/21	1,085,000	1,236,759
Series 2014 A:
5% 3/1/32	1,700,000	1,949,322
5% 3/1/33	1,250,000	1,428,988
5% 3/1/39	4,000,000	4,504,080
5% 3/1/44	15,730,000	17,539,265
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
Series 2014 F:
5% 7/15/19	$ 250,000	$ 280,103
5% 7/15/20	300,000	335,679
5% 7/15/21	300,000	332,868
5% 7/15/22	400,000	440,996
5% 7/15/23	350,000	383,548
5% 7/15/24	400,000	434,308
5% 7/15/25	550,000	590,024
5% 7/15/26	500,000	531,850
5% 7/15/27	200,000	210,796
5% 7/15/28	320,000	333,962
5.625% 7/15/36	800,000	887,800
5.75% 7/15/43	4,500,000	5,010,300
Series 2014 M4, 5% 7/1/44	15,000,000	16,966,050
Series 2014 P:
5% 10/1/32	5,000,000	5,842,000
5% 10/1/46	7,080,000	8,025,746
Series I, 6.875% 1/1/41	9,540,000	11,349,261
Series L, 5% 7/1/41	4,900,000	5,496,526
5% 3/1/34	4,375,000	4,982,513
5.5% 7/1/44	11,295,000	12,216,898
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds Series 2009, 5.75%, tender 5/1/19 (a)	2,000,000	2,411,100
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A:
5.5% 1/1/17	3,000,000	3,281,370
5.5% 1/1/22	3,500,000	3,912,475
5.5% 1/1/23 (b)	1,580,000	1,679,429
Series 2010 B:
4.5% 1/1/16 (b)	625,000	649,619
4.8% 1/1/17 (b)	1,905,000	2,041,608
Massachusetts Fed. Hwy. Series 2013 A:
5% 6/15/26	5,000,000	6,011,000
5% 6/15/27	5,000,000	5,987,700
Massachusetts Gen. Oblig.:
Series 2001 D:
5.5% 11/1/20	1,000,000	1,230,870
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,461,740
Series 2004 A, 5.5% 8/1/30	2,000,000	2,599,700
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2006 B:
5.25% 9/1/22	$ 5,360,000	$ 6,646,132
5.25% 9/1/23	9,400,000	11,781,584
Series 2007 A, 0.731% 5/1/37 (a)	20,250,000	19,042,290
Series 2007 C:
5% 8/1/37	36,375,000	39,562,885
5.25% 8/1/21 (Pre-Refunded to 8/1/17 @ 100)	1,080,000	1,216,836
5.25% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	6,960,000	7,841,832
5.25% 8/1/25 (Pre-Refunded to 8/1/17 @ 100)	10,000,000	11,267,000
Series 2008 A:
5% 8/1/22 (Pre-Refunded to 8/1/18 @ 100)	3,685,000	4,248,031
5% 8/1/24 (Pre-Refunded to 8/1/18 @ 100)	7,380,000	8,507,590
Series 2009 A, 5% 3/1/39	17,000,000	18,855,550
Series 2011 A:
5% 4/1/26	5,425,000	6,413,164
5% 4/1/28	5,880,000	6,908,471
Series 2011 B:
5% 8/1/23	5,770,000	6,862,376
5% 8/1/24	1,750,000	2,070,758
5% 8/1/25	1,930,000	2,273,328
Series 2014 E:
5% 9/1/28	10,400,000	12,317,656
5% 9/1/29	7,500,000	8,836,050
5% 9/1/30	5,000,000	5,871,300
5% 9/1/31	8,000,000	9,363,120
Series C, 5.5% 12/1/22	7,800,000	9,838,842
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 I, 5.75% 7/1/36	7,500,000	8,487,150
(Berklee College of Music Proj.) Series 2007 A:
5% 10/1/16	1,000,000	1,084,030
5% 10/1/19	3,290,000	3,664,896
5% 10/1/21	3,270,000	3,628,686
5% 10/1/23	2,000,000	2,209,700
5% 10/1/25	5,950,000	6,543,394
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (c)	7,700,000	7,734,573
(Cape Cod Healthcare Proj.) Series 2004 D:
5% 11/15/31 (Assured Guaranty Corp. Insured)	2,000,000	2,192,220
5.125% 11/15/35 (Assured Guaranty Corp. Insured)	1,000,000	1,092,140
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Cape Cod Healthcare Proj.) Series 2004 D: - continued
6% 11/15/28 (Assured Guaranty Corp. Insured)	$ 2,735,000	$ 3,258,670
(CareGroup, Inc. Proj.):
Series 2008 B1, 5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,113,710
Series 2008 B2:
5% 2/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	885,104
5.375% 2/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750,000	1,951,653
5.375% 2/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,223,600
Series 2008 D:
5.25% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,701,045
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,450,000	1,634,962
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,123,390
5.25% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,123,706
Series 2008 E1:
5% 7/1/28	2,525,000	2,714,830
5.125% 7/1/33	2,000,000	2,179,320
5.125% 7/1/38	4,040,000	4,369,906
5.375% 7/1/21	10,850,000	12,240,753
Series 2008 E2:
5.375% 7/1/23	3,500,000	3,916,920
5.375% 7/1/24	5,015,000	5,599,248
5.375% 7/1/25	3,500,000	3,910,375
(Catholic Health East Proj.) Series 2010, 5% 11/15/18	1,005,000	1,151,730
(Children's Hosp. Proj.) Series 2009 M, 5.5% 12/1/39	20,000,000	23,099,000
(Emerson Hosp. Proj.) Series 2005 E, 5% 8/15/35 (Radian Asset Assurance, Inc. Insured)	2,500,000	2,500,750
(Harvard Univ. Proj.) Series 2009 A, 5.5% 11/15/36	1,025,000	1,196,472
(Lahey Clinic Med. Ctr. Proj.) Series 2005 C:
5% 8/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,190,000	5,309,837
5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,114,650
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Massachusetts Institute of Technology Proj.) Series 2008 O, 6% 7/1/36 (Pre-Refunded to 7/1/18 @ 100)	$ 20,500,000	$ 24,340,675
(Northeastern Univ. Proj.):
Series 2008 R:
5% 10/1/16	600,000	651,258
5% 10/1/17	775,000	863,079
5% 10/1/18	500,000	569,400
5% 10/1/20	2,000,000	2,266,180
5% 10/1/22	1,160,000	1,301,706
5% 10/1/27	3,030,000	3,343,393
5% 10/1/28	1,000,000	1,100,670
5% 10/1/33	5,000,000	5,450,550
Series 2009 Y1:
5% 10/1/17	1,570,000	1,748,431
5% 10/1/19	1,730,000	2,021,557
Series 2009 Y2:
5% 10/1/17	1,145,000	1,275,129
5% 10/1/18	1,215,000	1,383,144
(Partners HealthCare Sys., Inc. Proj.):
Series 2005 F:
5% 7/1/19	1,760,000	1,810,688
5% 7/1/20	2,350,000	2,418,785
5% 7/1/21	1,150,000	1,183,431
5% 7/1/22	1,855,000	1,908,684
Series 2009 I3:
5% 7/1/21	2,300,000	2,678,672
5% 7/1/22	5,000,000	5,806,000
Series 2010 J1, 5% 7/1/39	23,500,000	26,540,430
(South Shore Hosp. Proj.) Series F:
5.625% 7/1/19	145,000	145,291
5.75% 7/1/29	6,370,000	6,379,810
(Tufts Univ. Proj.):
Series 2008 O, 5.375% 8/15/38	4,500,000	5,116,680
Series J, 5.5% 8/15/17	500,000	565,460
(UMass Memorial Proj.) Series 2010 G, 5% 7/1/17	2,215,000	2,402,145
(Williams College Proj.) Series 2006 L:
5% 7/1/17	1,000,000	1,077,210
5% 7/1/18	1,000,000	1,076,340
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38	$ 18,995,000	$ 20,747,479
(Woods Hole Oceanographic Institution Proj.) Series 2008 B:
5.25% 6/1/25	1,760,000	1,960,094
5.375% 6/1/30	8,000,000	8,873,680
(Worcester City Campus Proj.) Series 2007 E:
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,130,000	2,289,558
5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985,000	2,134,868
5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,451,655
5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,465,000	2,644,797
Series 2005 D:
5.25% 7/1/30	7,000,000	7,036,680
5.375% 7/1/35	2,165,000	2,174,180
5.5% 7/1/40	6,150,000	6,174,662
Series 2007 E, 5% 7/15/32	1,155,000	1,171,771
Series 2008 B2, 5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,113,710
Series 2008 E2. 5.375% 7/1/21	2,075,000	2,340,974
Series 2010 C:
5% 7/1/30	4,460,000	4,786,160
5.125% 7/1/35	500,000	533,145
Series 2010 H, 5% 7/1/16	1,000,000	1,063,620
Series E, 5% 7/15/27	7,195,000	7,359,981
5% 7/1/19	215,000	231,860
5% 7/1/20	310,000	334,044
5% 7/1/21	325,000	349,924
Massachusetts Port Auth. Rev.:
Series 2007 C:
5% 7/1/17 (FSA Insured) (b)	1,660,000	1,842,351
5% 7/1/22 (FSA Insured) (b)	6,140,000	6,817,917
5% 7/1/27 (FSA Insured) (b)	5,000,000	5,475,750
Series 2010 A:
5% 7/1/34	2,000,000	2,264,360
5% 7/1/40	12,000,000	13,298,760
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
Series 2012 A:
5% 7/1/37 (b)	$ 2,000,000	$ 2,206,920
5% 7/1/42 (b)	9,600,000	10,498,560
Series 2012 B:
5% 7/1/25	4,150,000	4,925,884
5% 7/1/27	6,570,000	7,737,818
5% 7/1/28	5,030,000	5,901,095
Series 2014 B, 5% 7/1/39 (b)	4,965,000	5,527,485
Series 2014 C:
5% 7/1/28	3,000,000	3,591,390
5% 7/1/29	4,205,000	5,006,305
5% 7/1/30	3,000,000	3,549,330
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,615,000	1,769,119
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	1,093,510
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,560,000	1,705,876
5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	1,092,680
(BOSFUEL Proj.) Series 2007, 5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,175,000	5,513,497
(ConRAC Proj.) Series 2011 A, 5.125% 7/1/41	13,000,000	14,123,330
(Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/15 (AMBAC Insured) (b)	5,000,000	5,005,250
5.5% 1/1/16 (AMBAC Insured) (b)	5,000,000	5,005,000
5.5% 1/1/17 (AMBAC Insured) (b)	5,555,000	5,560,333
5.5% 1/1/18 (AMBAC Insured) (b)	6,000,000	6,005,160
5.5% 1/1/19 (AMBAC Insured) (b)	5,000,000	5,004,050
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2007 A, 5% 8/15/37	6,605,000	7,214,509
Series 2011 B:
5% 10/15/41	25,000,000	28,246,750
5.25% 10/15/35	12,500,000	14,644,000
Series 2012 A:
5% 8/15/23	15,000,000	18,238,050
5% 8/15/24	27,500,000	33,304,150
5% 8/15/25	28,475,000	34,280,483
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Series 2012 B:
5% 8/15/27	$ 10,000,000	$ 11,889,000
5% 8/15/28	12,000,000	14,163,840
5% 8/15/30	25,900,000	30,290,309
Series 2013 A, 5% 5/15/43	17,725,000	20,061,332
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Series 2004, 5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,935,000	6,812,787
Series 2005:
5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,893,475
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,245,340
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,770,000	6,031,522
Massachusetts Spl. Oblig. Rev. Series 2005 A, 5.5% 6/1/19	10,000,000	11,976,500
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity)	2,250,000	1,947,105
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	4,090,442
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,269,103
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,208,049
Series 2006 A, 5% 5/1/36 (AMBAC Insured)	9,220,000	9,655,645
Series 2008 A:
5% 5/1/19 (Assured Guaranty Corp. Insured)	1,730,000	1,959,675
5% 5/1/20 (Assured Guaranty Corp. Insured)	2,130,000	2,408,881
5% 5/1/21 (Assured Guaranty Corp. Insured)	2,440,000	2,754,980
5% 5/1/22 (Assured Guaranty Corp. Insured)	2,430,000	2,738,367
5% 5/1/23 (Assured Guaranty Corp. Insured)	2,490,000	2,787,854
Series 2009 A:
5.375% 5/1/34	2,305,000	2,634,200
5.5% 5/1/39	7,000,000	8,017,660
5.5% 5/1/49	3,440,000	3,903,781
5.75% 5/1/49	10,000,000	11,454,200
Series 2009 B:
5% 5/1/35	5,560,000	6,320,719
5% 5/1/40	4,625,000	5,171,814
Series 2012 A:
5% 5/1/36	7,360,000	8,393,712
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts State College Bldg. Auth. Rev.: - continued
Series 2012 A.: - continued
5% 5/1/41	$ 10,000,000	$ 11,197,300
Series 2012 B:
5% 5/1/29	2,000,000	2,314,400
5% 5/1/30	1,870,000	2,157,120
5% 5/1/37	3,075,000	3,473,735
5% 5/1/43	11,125,000	12,417,725
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,474,596
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	3,879,972
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	5,164,005
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	21,476,169
Sr. Series C:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,705,000	7,594,741
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,815,000	13,096,206
Massachusetts Wtr. Poll. Abatement Trust:
(Pool Prog.):
Series 13, 5% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	1,000,000	1,121,380
Series 2004 A:
5.25% 8/1/22	6,525,000	8,133,608
5.25% 2/1/24	1,170,000	1,473,521
5.25% 8/1/24	3,780,000	4,789,373
Series 6, 5.25% 8/1/19	30,000	30,110
Series 8:
5% 8/1/17	110,000	110,396
5% 8/1/20	105,000	105,363
Series 14:
5% 8/1/32	5,685,000	6,538,375
5% 8/1/38	8,390,000	9,567,201
Series 2002 A, 5.25% 8/1/20	680,000	682,475
Series 2010 A, 5% 8/1/21	9,000,000	10,709,370
Series 2012 A:
5% 8/1/27	5,900,000	7,000,232
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
Series 2012 A.: - continued
5% 8/1/28	$ 6,570,000	$ 7,759,499
Series 2014, 5% 8/1/25	7,900,000	9,953,447
Series 6, 5.5% 8/1/30	1,310,000	1,314,402
5% 8/1/21	7,520,000	8,935,565
5% 8/1/22	4,290,000	5,073,483
5% 8/1/23	5,000,000	5,892,850
5% 8/1/24	4,215,000	4,952,751
5% 8/1/25	4,965,000	5,819,030
5% 8/1/26	3,205,000	3,745,010
5% 8/1/27	2,460,000	2,868,335
5% 8/1/28	3,480,000	4,047,205
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity)	15,965,000	18,114,368
Series 2002 J, 5.5% 8/1/20	1,000,000	1,226,550
Series 2005 A, 5.25% 8/1/21 (Pre-Refunded to 8/1/17 @ 100)	795,000	895,727
Series 2005:
5.25% 8/1/24	8,435,000	9,427,800
5.25% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	565,000	636,586
Series 2006 A, 5% 8/1/41	9,000,000	9,581,760
Series 2007 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,179,460
5% 8/1/25 (FSA Insured)	2,000,000	2,174,800
5% 8/1/26 (FSA Insured)	2,000,000	2,172,460
5% 8/1/27 (FSA Insured)	2,000,000	2,170,140
5% 8/1/28 (FSA Insured)	2,000,000	2,167,820
Series 2009 A:
5% 8/1/34	6,350,000	7,240,969
5% 8/1/39	8,360,000	9,476,144
Series 2009 B, 5% 8/1/22	2,540,000	2,971,800
Series 2011 B:
5% 8/1/36	5,000,000	5,730,550
5% 8/1/41	16,000,000	17,948,960
Series 2011 C:
5% 8/1/23	6,070,000	7,271,739
5% 8/1/24	22,090,000	26,309,190
5% 8/1/25	14,235,000	16,865,059
5.25% 8/1/42	8,425,000	9,578,972
Series 2012 A, 5% 8/1/37	8,000,000	9,162,720
Series J, 5% 8/1/42	100,000	100,260
Monson Gen. Oblig. 5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,002,900
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Newton Gen. Oblig. Series 2009 A:
4% 4/1/23	$ 1,490,000	$ 1,646,867
5% 4/1/20	1,840,000	2,181,762
5% 4/1/21	1,915,000	2,254,281
Plymouth Gen. Oblig.:
Series 2009:
5% 5/15/23	1,255,000	1,421,852
5% 5/15/25	1,150,000	1,295,441
5% 10/15/17	1,665,000	1,872,759
5% 10/15/19	500,000	590,415
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	1,170,000	1,187,714
5% 9/1/18 (AMBAC Insured)	1,090,000	1,106,503
5% 9/1/19 (AMBAC Insured)	1,085,000	1,101,427
Reading Gen. Oblig. Series 2012:
5% 2/1/20	1,165,000	1,372,894
5% 2/1/22	1,245,000	1,489,954
5% 2/1/23	1,185,000	1,437,713
Revere Gen. Oblig. Series 2009:
5% 4/1/28	515,000	557,858
5% 4/1/39	2,000,000	2,110,560
5.5% 4/1/27	2,510,000	2,781,281
Springfield Gen. Oblig. Series 2007:
5% 8/1/17 (FSA Insured)	5,000,000	5,473,200
5% 8/1/18 (FSA Insured)	7,210,000	7,894,085
Springfield Wtr. & Swr. Commission Rev. Series 2008 A:
5.75% 10/15/26 (Assured Guaranty Corp. Insured)	1,000,000	1,152,220
5.75% 10/15/27 (Assured Guaranty Corp. Insured)	1,000,000	1,146,450
5.75% 10/15/28 (Assured Guaranty Corp. Insured)	1,000,000	1,144,400
Taunton Gen. Oblig. 5% 12/1/17	1,965,000	2,225,854
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2004 1, 5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,309,398
Series 2008 2, 5% 5/1/38 (FSA Insured)	20,605,000	22,265,557
Westfield Gen. Oblig. Series 2014:
5% 3/1/26	2,990,000	3,630,249
5% 3/1/27	2,740,000	3,291,233
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Worcester Gen. Oblig. Series 2001 A:
5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 310,000	$ 311,082
5.5% 8/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220,000	220,827
		2,100,872,099
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A, 6.75% 10/1/37	4,000,000	4,604,480
Series 2009 A1, 5% 10/1/39	1,500,000	1,586,700
Series 2009 B, 5% 10/1/25	2,800,000	3,081,792
		9,272,972
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $1,976,244,983)	2,115,058,648
NET OTHER ASSETS (LIABILITIES) - 1.3%	27,593,224
NET ASSETS - 100%	$ 2,142,651,872
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,734,573 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 7,222,061
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $1,975,727,918. Net unrealized appreciation aggregated $139,330,730, of which $141,746,634 related to appreciated investment securities and $2,415,904 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 30, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 30, 2014